Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the "Fund")
Supplement dated October 7, 2021
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares
Prospectus and Class P3 Prospectus
(each a "Prospectus" and collectively the "Prospectuses"),
each dated September 30, 2021
On May 27, 2021, the Board of Trustees of Voya Equity Trust approved a proposal to change the classification of Voya Large-Cap Growth Fund from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Fund's classification from "diversified" to "non- diversified." A proxy statement detailing the proposed change to the Fund's diversification classification was mailed to the Fund's shareholders on or about August 9, 2021. Shareholders approved the proposal to change the Fund's diversification classification at a shareholder meeting held on October 7, 2021.
Effective immediately, the Fund's Prospectuses are revised as follows:
1.The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby revised to include the following paragraph:
The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.

Voya Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the "Fund")
Supplement dated October 7, 2021
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares
Prospectus and Class P3 Prospectus
(each a "Prospectus" and collectively the "Prospectuses"),
each dated September 30, 2021
On May 27, 2021, the Board of Trustees of Voya Equity Trust approved a proposal to change the classification of Voya Large-Cap Growth Fund from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Fund's classification from "diversified" to "non- diversified." A proxy statement detailing the proposed change to the Fund's diversification classification was mailed to the Fund's shareholders on or about August 9, 2021. Shareholders approved the proposal to change the Fund's diversification classification at a shareholder meeting held on October 7, 2021.
Effective immediately, the Fund's Prospectuses are revised as follows:
1.The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby revised to include the following paragraph:
The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.